SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Trade receivables	$ 209,533	$ 152,471
Less: allowance for credit losses	(16,764)	(15,206)
Total	$ 192,769	$ 137,265